Commitments and Contingencies (Details) - Schedule of future payments for employment agreements	Dec. 31, 2020 USD ($)
Schedule of future payments for employment agreements [Abstract]
2021	$ 510,463
2022	358,951
2023	285,000
2024	1,538
Total minimum payment required	$ 1,155,952